SHORT-TERM INVESTMENTS, NET -Movements in the allowance for short-term investments (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
SHORT-TERM INVESTMENTS
Beginning balance	¥ 222,589	$ 30,495	¥ 0
(Reversal)/ addition	486,326	66,626	(524,675)
Ending balance	¥ 708,915	$ 97,121	222,589
Adjustment | Adoption of ASC 326
SHORT-TERM INVESTMENTS
Beginning balance			¥ 747,264